NET LOSS PER SHARE	9 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE

21. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Basic net loss per share
Numerator:
Net loss attributable to Uxin Limited	(137,157)	(372,387)	(204,312)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)	(2,060,254)	-
Net loss attributable to ordinary shareholders	(892,792)	(2,432,641)	(204,312)

Denominator:
Number of ordinary shares outstanding at the beginning of the period	1,186,854,720	1,410,826,415	56,381,481,399
Weighted average number of ordinary shares issued	151,885,463	754,367,970	6,137,059
Weighted average number of vested penny options	5,796,382	20,169,250	29,241,834
Weighted average number of unissued shares relating to the Performance Awards (Note 18)	-	-	327,882,355
Weighted average number of ordinary shares outstanding - basic	1,344,536,565	2,185,363,635	56,744,742,647

Net loss per share attributable to ordinary shareholders, basic	(0.66)	(1.11)	(0.00)

Diluted net loss per share
Numerator:
Diluted net loss attributable to ordinary shareholders	(892,792)	(2,432,641)	(204,312)

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

21. NET LOSS PER SHARE (CONTINUED)

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Denominator:
Weighted average number of ordinary shares outstanding – diluted	1,344,536,565	2,185,363,635	56,744,742,647

Net loss per share attributable to ordinary shareholders, diluted	(0.66)	(1.11)	(0.00)

As the Group incurred losses for the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Group. The weighted-average numbers of unissued shares relating to the Performance Awards, senior convertible preferred shares, options granted and forward issued excluded from the calculation of diluted net loss per share of the Group of the respective periods were as follows:

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024

Unissued shares relating to the Performance Awards (Note 18)	-	-	594,838,632
Forward contract	-	-	216,847,736
Senior convertible preferred shares	912,262,870	1,288,858,108	-
Outstanding weighted average share options	11,114,657	13,605,459	9,937,549
Total	923,377,527	1,302,463,567	821,623,917

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)